Related party transactions	12 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
Related party transactions [Text Block]

13. Related party transactions

Burcon engaged Burcon Group Limited, a company that is related by virtue of common officers up to March 31, 2022, for the office space rental to April 2020. For the year ended March 31, 2022, the Company made payments of $nil (2021 - $4,584; 2020 - $75,006).

Burcon had the following transactions with Regent Park Realty Inc., a company that is controlled by an entity with common directors (and also with common officers prior to September 1, 2021) with the Company. One of these directors also has indirect significant influence over the Company:

● For the year ended March 31, 2022, included in general and administrative expenses (management fees) is $2,834 (2021 - $2,241; 2020 - $1,181) for administrative services provided to the Company. At March 31, 2022, $522 (March 31, 2021 - $75; March 31, 2020 - $11) of this amount is included in accounts payable and accrued liabilities. For the year ended March 31, 2022, included in interest and other income is $3,931 (2021 - $7,709; 2020 - $14,197) for legal and accounting services provided by the Company. At March 31, 2022, $nil (March 31, 2021 - $437; March 31, 2020 - $1,785) of this amount is included in amounts receivable.

Burcon had the Loan (note 8) and Note (note 8) with Large Scale, a company wholly owned by Firewood. For the year ended March 31, 2022, included in interest expense is $nil (2021 - $nil; 2020 - $56,502) related to the Note and $nil (2021 - $nil; 2020 - $60,756) related to the Loan.

Upon completion of the 2019 Rights Offering, the exercise price for the share purchase warrants issued to Dr. Yap, the Company's former Chief Executive Officer, was adjusted from $0.69 per share to $0.45 per share. The Company recorded $85,420 as financing expense during fiscal 2020.

Burcon has a services agreement (the "Services Agreement") with Merit Foods to provide technical, administrative and general management services, research and analytical services and sample production services based on rates set out in the Services Agreement. Merit Foods also provides certain technical and consulting services to Burcon. See note 7 for details.

In connection with the LC, Burcon Holdings entered into the Merit Loan Agreement with Merit Foods in the amount of $6.5 million. During the year ended March 31, 2022, Burcon recorded interest income of $nil (2021 - $120,205; 2020 - $nil) related to the Merit Loan, of which $nil was included in amounts receivable as at March 31, 2022 (2021 - $nil).

Certain directors and an officer subscribed for $2.0 million of the Debentures. During the year ended March 31, 2022, the Company made total convertible debenture interest payments of $nil (2021 - $126,803; 2020 - $nil) to these directors and officer.